Equity-Accounted Investees - Most recent financial statements available of the main equity-accounted investments of Grifols (Details) € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Equity Accounted Investees
Non-current assets		€ 14,989,149		€ 16,880,390
Cash and cash equivalents		529,577		547,979
Non-current financial liabilities		(10,033,604)		(9,960,562)
Current financial liabilities		(1,023,614)		(795,686)
Net revenue		6,591,977		6,063,967		€ 4,933,118
Profit for the year		180,669		271,146		€ 265,327
Biotek America LLC
Equity Accounted Investees
Non-current assets		108,718		115,688			$ 120,133	$ 123,393
Net revenue		231,106	$ 255,373	68,011	$ 72,540
Profit for the year		€ 2,646	$ 2,924	33,310	$ 35,529
Proportion of ownership interest in joint arrangement	75.00%	75.00%	75.00%
Shanghai RAAS Blood Products Co., Ltd.
Equity Accounted Investees
Non-current assets		€ 2,990,702		3,028,641
Current assets		561,804		648,415
Cash and cash equivalents		512,309		430,655
Non-current liabilities		(2,182)		(2,645)
Non-current financial liabilities		(211)		(292)
Current liabilities		(263,827)		(193,289)
Net assets		3,798,595		3,911,485
Net revenue		778,328		700,831
Profit for the year		€ 234,416		€ 227,000
ImmunoTek GH LLC | Biotek America LLC
Equity Accounted Investees
Proportion of ownership interest in joint arrangement	25.00%	25.00%	25.00%